Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions
Schedule of current and non current provisions

	At December 31,
	2018	2017
	$'m	$'m
Current	83	70
Non-current	38	44
	121	114

Schedule of restructuring and other Provisions

		Other	Total
	Restructuring	provisions	provisions
	$'m	$'m	$'m
At January 1, 2017	23	110	133
Provided	12	26	38
Released	(2)	(31)	(33)
Paid	(10)	(21)	(31)
Exchange	2	5	7
At December 31, 2017	25	89	114
Provided	39	103	142
Released	(17)	(24)	(41)
Paid	(26)	(67)	(93)
Exchange	(1)	—	(1)
At December 31, 2018	20	101	121